UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.4%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,584,583
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	15,000	16,193,550

		$19,778,133

Education — 29.9%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$230,108
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	119,606
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	227,140
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,501,636
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	228,732
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,045,485
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	870,736
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	326,319
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	247,078
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,294,900
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,950,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,138,615
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	1,500	1,653,105
New York Dormitory Authority, (New York University), Prerefunded to 7/1/19, 5.00%, 7/1/39(1)	10,000	10,503,100
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,142,760
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	524,700
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,833,380
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,303,897
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	278,725
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,918,611
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,250	5,736,570
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,799,428

		$62,875,431

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,385,181

		$3,385,181

Escrowed/Prerefunded — 7.7%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,956,624
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,868,629
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,145,109
Peekskill, Prerefunded to 6/1/18, 5.00%, 6/1/35	465	471,868

Security	Principal Amount (000’s omitted)	Value
Peekskill, Prerefunded to 6/1/18, 5.00%, 6/1/36	$490	$497,237
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	5,955	6,139,962

		$16,079,429

General Obligations — 10.5%
Nassau County, 5.00%, 10/1/38	$1,300	$1,537,510
New York, 4.00%, 10/1/41	2,500	2,718,600
New York, 5.00%, 2/15/34(1)	7,250	7,943,027
New York City, 5.00%, 8/1/34(1)	8,650	9,914,630

		$22,113,767

Hospital — 9.5%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$665,589
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	878,605
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/37	825	894,143
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,919,842
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,509,569
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	1,010	1,121,161

		$19,988,909

Housing — 6.7%
New York City Housing Development Corp., 3.45%, 11/1/37	$870	$877,117
New York City Housing Development Corp., 3.55%, 11/1/42	1,640	1,642,050
New York City Housing Development Corp., 3.80%, 11/1/37	885	916,772
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,114,265
New York City Housing Development Corp., 4.95%, 11/1/39	2,500	2,562,225
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	3,385	3,359,646
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	527,150
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,055,160
New York Mortgage Agency, 3.55%, 10/1/33	995	1,015,905

		$14,070,290

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$640	$841,146
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,955,160

		$2,796,306

Insured-Education — 3.7%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,205	$1,576,417
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,048,515
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,555	1,633,232
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,405	2,530,421

		$7,788,585

Insured-Electric Utilities — 5.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,262,150
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,226,871

		$12,489,021

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 5.2%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,423,415
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,540,188
Eastchester Union Free School District, (AGM), Prerefunded to 6/15/18, 4.00%, 6/15/23	175	177,048
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/20	185	190,063
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/21	195	200,337
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	1,110	1,149,327
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	300	308,958
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	3,957,375

		$10,946,711

Insured-General Obligations — 3.5%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$205,182
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	205,098
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	205,082
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	205,064
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	828,659
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	869,538
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,930,021

		$7,448,644

Insured-Lease Revenue/Certificates of Participation — 2.6%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,403,103
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	980,096
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,092,476

		$5,475,675

Insured-Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,139,667

		$4,139,667

Insured-Special Tax Revenue — 2.1%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,362,224
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	987,450
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,115,511

		$4,465,185

Lease Revenue/Certificates of Participation — 3.4%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$6,000	$7,103,100

		$7,103,100

Other Revenue — 13.1%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,229,956
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	3,023,349
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,000	1,134,360
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	1,450	1,594,695
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,911,000
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,600,693

		$27,494,053

Special Tax Revenue — 26.3%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$11,379,400
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,881,600

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$565	$624,675
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	435	480,566
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/36	3,500	3,821,055
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,457,515
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,482,288
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	2,370	2,537,109
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,629,181

		$55,293,389

Transportation — 17.9%
Metropolitan Transportation Authority, 4.00%, 11/15/46	$7,390	$7,914,616
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,679,292
Nassau County Bridge Authority, 5.00%, 10/1/40	300	321,495
New York Thruway Authority, 5.00%, 1/1/37	7,240	8,055,152
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,505,920
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	5,000	5,898,300
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	4,045	4,165,662

		$37,540,437

Water and Sewer — 5.2%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$846,144
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	558,150
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,565,675

		$10,969,969

Senior Living/Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$135	$158,185
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	388,684
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	360	433,861
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	845	970,263

		$1,950,993

Total Tax-Exempt Investments — 168.4% (identified cost $336,216,263)		$354,192,875

Other Assets, Less Liabilities — (68.4)%		$(143,839,394)

Net Assets — 100.0%		$210,353,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 14.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 5.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$354,192,875	$—	$354,192,875
Total Investments	$—	$354,192,875	$—	$354,192,875

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018